Trade Receivables - Schedule of Credit Risk Exposure of the Company’s Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	$ 1,259	$ 714
1 - 30 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	573	353
31 - 60 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	331	119
61 - 90 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	189	63
> 91 days [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	213	230
Allowance for ECL [Member]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables [Line Items]
Trade receivables	$ (47)	$ (51)